CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenues	$ 2,415,689	$ 2,095,939	$ 1,780,243
Cost of revenues	(1,552,322)	(1,340,178)	(1,110,848)
Gross profit	863,367	755,761	669,395
Selling, general and administrative expenses	(632,995)	(537,075)	(456,324)
Net impairment losses on financial assets	(6,970)	(18,808)	(6,364)
Other operating income and expenses, net	2,016	(916)	0
Profit from operations	225,418	198,962	206,707
Finance income	5,303	4,777	2,832
Finance expense	(32,202)	(23,753)	(16,552)
Other financial results, net	6,064	11,342	173
Financial results, net	(20,835)	(7,634)	(13,547)
Share of results of investment in associates	222	89	119
Other income and expenses, net	5,624	6,602	(395)
Profit before income tax	210,429	198,019	192,884
Income tax	(41,426)	(39,511)	(43,405)
Net income for the year	169,003	158,508	149,479
Items that may be reclassified subsequently to profit or loss:
- Exchange differences on translating foreign operations	(86,110)	(16,721)	(21,770)
- Net change in fair value on financial assets measured at FVOCI	1,959	119	(107)
- Gains and losses on cash flow hedges	(14,142)	9,327	(3,171)
Other comprehensive income (loss) for the year	(98,293)	(7,275)	(25,048)
Total comprehensive income for the year	70,710	151,233	124,431
Net income attributable to:
Owners of the Company	165,732	158,538	148,891
Non-controlling interest	3,271	(30)	588
Net income for the year	169,003	158,508	149,479
Total comprehensive income for the year attributable to:
Owners of the Company	63,024	148,732	123,044
Non-controlling interest	7,686	2,501	1,387
Total comprehensive income for the year	$ 70,710	$ 151,233	$ 124,431
Earnings per share
Basic (in usd per share)	$ 3.82	$ 3.72	$ 3.55
Diluted (in usd per share)	$ 3.72	$ 3.64	$ 3.47
Weighted average of outstanding shares (in thousands)
Basic (in shares)	43,402	42,601	41,929
Diluted (in shares)	44,589	43,594	42,855